FORWARD FUNDS

Supplement dated October 30, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Credit Analysis

Long/Short Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A, Class C and

Advisor Class Shares of the Forward Credit Analysis Long/Short Fund ("Load Summary Prospectus"),

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the "Fund") only:

Reduction in Management Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund's average daily net assets. Accordingly, effective November 13, 2013, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	0.49%	0.39%
Total Annual Fund Operating Expenses(3)	1.74%	1.39%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

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The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	0.54%	0.59%	0.44%
Total Annual Fund Operating Expenses(3)	1.89%	2.34%	1.44%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$756	$337	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$756	$237	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

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